Cover Page	Oct. 29, 2026
Cover [Abstract]
Amendment Flag	false
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	EXELIXIS, INC.
Entity Central Index Key	0000939767
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock $0.001 Par Value per Share
Trading Symbol	EXEL
Security Exchange Name	NASDAQ
Entity File Number	000-30235
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	04-3257395
Entity Address, Address Line One	1851 Harbor Bay Parkway
Entity Address, City or Town	Alameda
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94502
City Area Code	650
Local Phone Number	837-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Document Type	8-K